Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Assets Carried at Fair Value on Recurring and Nonrecurring Basis

The following table presents the assets reported on the balance sheet at their fair value as of December 31, 2013 and December 31, 2012, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

(dollars in thousands)	December 31, 2013
	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$—	$48,446	$—	$48,446
Obligations of states and political subdivisions	—	60,414	—	60,414
Mortgage-backed securities	—	90,900	—	90,900
Equity securities	195	—	—	195

Total securities available for sale:	$195	$199,760	$—	$199,955

Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$372	$372
Mortgage servicing rights	$—	$—	$1	$1

(dollars in thousands)	December 31, 2012
	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$—	$47,295	$—	$47,295
Obligations of states and political subdivisions	—	52,030	—	52,030
Mortgage-backed securities	—	78,678	—	78,678
Equity securities	205	—	—	205

Total securities available for sale:	$205	$178,003	$—	$178,208

Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$2,730	$2,730
Mortgage servicing rights	$—	$—	$47	$47